Restricted Equity Securities	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Restricted Equity Securities
Restricted Equity Securities
Restricted equity securities consists of stock of the Federal Home Loan Bank of Cincinnati amounting to $3,012,000 at December 31, 2015 and 2014, respectively. The stock can be sold back only at par or a value as determined by the issuing institution and only to the respective financial institution or to another member institution. These securities are recorded at cost.